BORROWED FUNDS	12 Months Ended
Dec. 31, 2014
Debt Disclosure [Abstract]
BORROWED FUNDS
NOTE H - BORROWED FUNDS

Borrowed funds consisted of the following:

	December 31,
	2014	2013

Reverse Repurchase Agreement	$5,000,000	$5,000,000
FHLB advances	84,450,067	47,000,000
	$89,450,067	$52,000,000

Advances from the FHLB have maturity dates ranging from January 2015 through June 2019. Interest is payable monthly at rates ranging from 0.16% to 5.47%. Advances due to the FHLB are collateralized by a blanket lien on first mortgage loans in the amount of the outstanding borrowings, FHLB capital stock, and amounts on deposit with the FHLB. At December 31, 2014, FHLB advances available and unused totaled $143,885,000.

Future annual principal repayment requirements on the borrowings from the FHLB at December 31, 2014, were as follows:

Year	Amount

2015	$80,468,000
2016	982,067
2017	-
2018	-
2019	3,000,000
Total	$84,450,067

Reverse Repurchase Agreements consist of one $5,000,000 agreement. The agreement is secured by securities with a fair value of $7,443,951 at December 31, 2014 and $6,530,592 at December 31, 2013. The maturity date of the remaining agreement is September 26, 2017, with a rate of 3.81%.